Domini Impact Equity Fund

Portfolio of Investments

October 31, 2022 (Unaudited)

Security	Shares	Value
Long Term Investments – 94.5%
Common Stocks – 94.5%
Communication Services – 8.5%
Alphabet, Inc., Class A (a)	367,100	$34,694,621
AT&T, Inc.	229,985	4,192,627
Charter Communications, Inc., Class A (a)	3,258	1,197,706
Comcast Corp., Class A	142,321	4,517,269
Electronic Arts, Inc.	9,018	1,135,907
Lumen Technologies, Inc.	33,100	243,616
Netflix, Inc. (a)	14,238	4,155,787
New York Times Co. (The), Class A	62,327	1,804,990
Omnicom Group, Inc.	6,700	487,425
Pinterest, Inc., Class A (a)	19,300	474,780
Roku, Inc. (a)	4,000	222,160
SoftBank Group Corp. ADR	68,208	1,466,472
Spotify Technology SA (a)	3,900	314,262
Take-Two Interactive Software, Inc. (a)	5,381	637,541
TELUS Corp.	44,694	933,658
T-Mobile US, Inc. (a)	20,300	3,076,668
Verizon Communications, Inc.	126,795	4,738,329
Walt Disney Co. (The) (a)	59,093	6,295,768

		70,589,586

Consumer Discretionary – 10.6%
Amazon.com, Inc. (a)	288,080	29,510,915
Aptiv PLC (a)	8,600	783,202
Best Buy Co., Inc.	6,349	434,335
BorgWarner, Inc.	7,200	270,216
Bright Horizons Family Solutions, Inc. (a)	2,000	130,640
Chipotle Mexican Grill, Inc. (a)	817	1,224,136
Cie Generale des Etablissements Michelin SCA ADR	43,600	553,720
Dollar General Corp.	7,400	1,887,370
eBay, Inc.	18,000	717,120
Etsy, Inc. (a)	4,000	375,640
Garmin, Ltd.	5,046	444,250
Gildan Activewear, Inc.	5,300	167,215
Home Depot, Inc. (The)	33,251	9,846,619
Lowe’s Cos., Inc.	20,641	4,023,963
MercadoLibre, Inc. (a)	1,550	1,397,511
NIKE, Inc., Class B	40,949	3,795,153
NIO, Inc. ADR (a)	48,700	470,929
NVR, Inc. (a)	100	423,775
Sony Group Corp. ADR	40,155	2,709,258
Starbucks Corp.	36,467	3,157,678
Tapestry, Inc.	8,000	253,440

0

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Target Corp.	15,051	$2,472,127
Tesla, Inc. (a)	84,999	19,340,672
TJX Cos., Inc.	35,400	2,552,340
Ulta Beauty, Inc. (a)	1,598	670,153
VF Corp.	11,800	333,350
Williams-Sonoma, Inc.	2,200	272,426

		88,218,153

Consumer Staples – 6.4%
Campbell Soup Co.	6,491	343,439
Church & Dwight Co., Inc.	7,712	571,691
Clorox Co. (The)	4,000	584,160
Colgate-Palmolive Co.	27,225	2,010,294
Costco Wholesale Corp.	14,303	7,172,954
Estee Lauder Cos., Inc. (The), Class A	6,977	1,398,819
General Mills, Inc.	19,399	1,582,570
Haleon PLC ADR (a)	82,125	502,605
JM Smucker Co. (The)	3,346	504,108
Keurig Dr Pepper, Inc.	27,600	1,071,984
Kimberly-Clark Corp.	10,918	1,358,854
Kraft Heinz Co. (The)	25,423	978,023
Kroger Co. (The)	21,311	1,007,797
Lamb Weston Holdings, Inc.	4,500	387,990
L’Oreal SA ADR	39,100	2,453,134
McCormick & Co., Inc.	8,800	692,032
Mondelez International, Inc., Class A	44,047	2,708,010
PepsiCo, Inc.	44,631	8,104,097
Procter & Gamble Co. (The)	77,425	10,426,825
SunOpta, Inc. (a)	260,887	2,929,761
Sysco Corp.	16,403	1,419,844
Unilever PLC ADR	80,585	3,667,423
Walgreens Boots Alliance, Inc.	23,048	841,252

		52,717,666

Financials – 10.3%
Aflac, Inc.	18,415	1,199,001
AGNC Investment Corp.	18,200	149,604
Allstate Corp.	8,500	1,073,125
American Express Co.	17,748	2,634,691
Annaly Capital Management, Inc.	11,975	222,136
Aon PLC, Class A	6,500	1,829,685
Banco do Brasil SA ADR	44,600	318,444
Bank of America Corp.	226,654	8,168,610
Bank of Montreal	21,231	1,954,950
Bank of New York Mellon Corp. (The)	23,600	993,796

1

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Financials (Continued)
Bank of Nova Scotia (The)	37,066	$1,791,029
BlackRock, Inc.	4,534	2,928,556
Canadian Imperial Bank of Commerce	28,300	1,285,103
Capital One Financial Corp.	12,118	1,284,750
Cboe Global Markets, Inc.	3,300	410,850
Charles Schwab Corp. (The)	49,578	3,949,879
Chubb, Ltd.	12,587	2,704,820
Cincinnati Financial Corp.	5,111	528,069
Citigroup, Inc.	60,608	2,779,483
CME Group, Inc.	11,598	2,009,933
Comerica, Inc.	4,154	292,857
Commerce Bancshares, Inc.	3,700	262,108
Discover Financial Services	8,600	898,356
DNB Bank ASA ADR	28,740	506,974
East West Bancorp, Inc.	49,344	3,531,550
Equitable Holdings, Inc.	11,600	355,192
Everest Re Group, Ltd.	1,300	419,458
FactSet Research Systems, Inc.	1,200	510,588
Fifth Third Bancorp	21,956	783,610
First Republic Bank	5,800	696,580
Hartford Financial Services Group, Inc. (The)	10,493	759,798
Huntington Bancshares, Inc.	46,000	698,280
Intercontinental Exchange, Inc.	17,995	1,719,782
Invesco, Ltd.	13,803	211,462
KeyCorp	30,900	552,183
London Stock Exchange Group PLC ADR	44,000	957,000
M&T Bank Corp.	5,500	926,035
MarketAxess Holdings, Inc.	1,100	268,444
Marsh & McLennan Cos., Inc.	16,030	2,588,685
MetLife, Inc.	19,200	1,405,632
Moody’s Corp.	5,114	1,354,545
Morgan Stanley	42,759	3,513,507
MSCI, Inc.	2,505	1,174,494
Nasdaq, Inc.	10,800	672,192
Northern Trust Corp.	6,600	556,710
PNC Financial Services Group, Inc. (The)	13,249	2,144,086
Principal Financial Group, Inc.	8,100	713,853
Progressive Corp. (The)	18,958	2,434,207
Prudential Financial, Inc.	12,161	1,279,216
Raymond James Financial, Inc.	5,950	702,933
Regions Financial Corp.	29,528	648,140
S&P Global, Inc.	10,758	3,456,007
Signature Bank	2,000	317,060
T Rowe Price Group, Inc.	7,011	744,288

2

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Financials (Continued)
Toronto-Dominion Bank (The)	56,817	$3,635,720
Travelers Cos., Inc. (The)	7,716	1,423,293
Truist Financial Corp.	43,102	1,930,539
US Bancorp	43,416	1,843,009
W R Berkley Corp.	6,700	498,346
Zions Bancorp NA	5,000	259,700

		85,862,933

Health Care – 13.7%
AbbVie, Inc.	57,152	8,367,053
ABIOMED, Inc. (a)	1,400	352,912
Agilent Technologies, Inc.	9,600	1,328,160
Alcon, Inc.	15,762	956,438
Align Technology, Inc. (a)	2,300	446,890
Alnylam Pharmaceuticals, Inc. (a)	3,800	787,588
Amgen, Inc.	17,219	4,655,157
AstraZeneca PLC ADR	96,100	5,651,641
Becton Dickinson and Co.	9,251	2,182,958
Biogen, Inc. (a)	4,667	1,322,814
BioMarin Pharmaceutical, Inc. (a)	5,800	502,454
Bio-Rad Laboratories, Inc., Class A (a)	700	246,197
Bio-Techne Corp.	1,300	385,138
Bristol-Myers Squibb Co.	69,001	5,345,507
Catalent, Inc. (a)	5,500	361,515
Cooper Cos., Inc. (The)	1,600	437,424
CSL, Ltd. ADR	31,000	2,771,090
Danaher Corp.	21,415	5,389,513
DENTSPLY SIRONA, Inc.	7,516	231,643
DexCom, Inc. (a)	15,510	1,873,298
Edwards Lifesciences Corp. (a)	20,072	1,453,815
Genmab A/S ADR (a)	20,500	789,455
Gilead Sciences, Inc.	40,646	3,189,085
GSK PLC ADR	64,800	2,149,416
Guardant Health, Inc. (a)	3,300	163,350
Henry Schein, Inc. (a)	4,200	287,532
Hologic, Inc. (a)	53,882	3,653,200
IDEXX Laboratories, Inc. (a)	2,719	977,970
Illumina, Inc. (a)	5,049	1,155,312
Incyte Corp. (a)	5,800	431,172
Inspire Medical Systems, Inc. (a)	5,173	1,008,476
Insulet Corp. (a)	2,300	595,263
Intuitive Surgical, Inc. (a)	11,500	2,834,405
Koninklijke Philips NV	29,076	367,811
Lonza Group AG ADR	24,000	1,235,280

3

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Health Care (Continued)
Masimo Corp. (a)	1,400	$184,240
Merck & Co., Inc.	81,935	8,291,822
Mettler-Toledo International, Inc. (a)	690	872,802
Moderna, Inc. (a)	11,100	1,668,663
Neurocrine Biosciences, Inc. (a)	3,100	356,872
Novo Nordisk A/S ADR	52,378	5,700,822
Organon & Co.	8,823	230,986
PerkinElmer, Inc.	4,000	534,320
Pfizer, Inc.	181,770	8,461,393
QIAGEN N.V. (a)	7,600	331,056
Quest Diagnostics, Inc.	3,715	533,660
Regeneron Pharmaceuticals, Inc. (a)	3,342	2,502,322
ResMed, Inc.	4,646	1,039,264
Sanofi ADR	68,816	2,974,916
Seagen, Inc. (a)	12,149	1,544,867
STERIS PLC	3,300	569,514
Stryker Corp.	10,828	2,482,211
Teleflex, Inc.	1,500	321,840
Thermo Fisher Scientific, Inc.	12,688	6,521,251
Veeva Systems, Inc., Class A (a)	4,506	756,738
Vertex Pharmaceuticals, Inc. (a)	8,243	2,571,816
Waters Corp. (a)	1,963	587,271
West Pharmaceutical Services, Inc.	2,300	529,230

		113,454,808

Industrials – 5.7%
ABB, Ltd. ADR	51,300	1,428,192
Accelleron Industries AG ADR (a)	2,565	43,349
Allegion PLC	2,700	282,879
Ameresco, Inc., Class A (a)	37,626	2,275,620
AO Smith Corp.	4,100	224,598
Assa Abloy AB ADR	62,342	625,914
Brambles, Ltd. ADR	23,000	341,090
Carrier Global Corp.	27,300	1,085,448
Central Japan Railway Co ADR	55,200	622,656
CH Robinson Worldwide, Inc.	3,800	371,336
Cintas Corp.	2,800	1,197,140
Copart, Inc. (a)	7,100	816,642
CoStar Group, Inc. (a)	12,910	1,067,915
Cummins, Inc.	4,541	1,110,320
Deere & Co.	9,145	3,619,774
Donaldson Co., Inc.	4,000	229,800
Emerson Electric Co.	19,026	1,647,652
Expeditors International of Washington, Inc.	5,300	518,605

4

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Industrials (Continued)
FANUC Corp. ADR	61,200	$803,556
Fastenal Co.	18,458	892,075
Fortune Brands Home & Security, Inc.	4,000	241,280
Generac Holdings, Inc. (a)	2,100	243,411
Graco, Inc.	5,400	375,732
Hubbell, Inc.	1,800	427,464
IAA, Inc. (a)	4,400	166,892
IDEX Corp.	2,400	533,544
Illinois Tool Works, Inc.	8,852	1,890,168
Ingersoll Rand, Inc.	12,869	649,885
JB Hunt Transport Services, Inc.	2,700	461,889
JetBlue Airways Corp. (a)	10,288	82,716
Lennox International, Inc.	1,000	233,570
Masco Corp.	6,900	319,263
Nidec Corp. ADR	63,156	866,500
Nordson Corp.	1,600	360,000
Old Dominion Freight Line, Inc.	3,200	878,720
Otis Worldwide Corp.	13,800	974,832
Owens Corning	3,133	268,216
Pentair PLC	5,500	236,225
Plug Power, Inc. (a)	19,000	303,620
RELX PLC ADR	62,300	1,679,608
Robert Half International, Inc.	3,600	275,256
Rockwell Automation, Inc.	3,772	962,992
Schneider Electric SE ADR	90,800	2,296,332
Siemens AG ADR	51,736	2,831,511
Siemens Energy AG ADR	14,900	172,691
Snap-on, Inc.	1,700	377,485
Stanley Black & Decker, Inc.	4,754	373,141
Toro Co. (The)	3,200	337,376
Trane Technologies PLC	7,407	1,182,379
Trex Co., Inc. (a)	3,600	173,124
United Parcel Service, Inc., Class B	23,693	3,974,975
United Rentals, Inc. (a)	2,300	726,133
Vestas Wind Systems A/S ADR	98,600	640,900
Westinghouse Air Brake Technologies Corp.	5,691	530,856
Wolters Kluwer NV ADR	8,300	880,630
WW Grainger, Inc.	1,470	858,994
Xylem, Inc.	5,800	594,094

		47,586,965

Information Technology – 33.8%
Accenture PLC, Class A	21,500	6,103,850
Adobe, Inc. (a)	15,161	4,828,778

5

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Advanced Micro Devices, Inc. (a)	52,350	$3,144,141
Analog Devices, Inc.	16,911	2,411,847
Apple, Inc.	491,696	75,396,665
Applied Materials, Inc.	28,102	2,481,125
ASML Holding NV ADR	13,200	6,235,944
Atlassian Corp., Class A (a)	4,600	932,558
Autodesk, Inc. (a)	16,747	3,588,882
Automatic Data Processing, Inc.	13,468	3,255,216
Broadcom, Inc.	12,613	5,929,623
Cadence Design Systems, Inc. (a)	8,784	1,329,810
Cisco Systems, Inc.	122,791	5,578,395
Crowdstrike Holdings, Inc., Class A (a)	6,900	1,112,280
Dropbox, Inc., Class A (a)	8,400	182,700
Enphase Energy, Inc. (a)	32,803	10,070,521
First Solar, Inc. (a)	2,900	422,153
Fiserv, Inc. (a)	19,300	1,982,882
Five9, Inc. (a)	2,300	138,598
Infineon Technologies AG ADR	38,300	931,456
Intel Corp.	133,779	3,803,337
International Business Machines Corp.	29,366	4,061,024
Intuit, Inc.	8,922	3,814,155
KLA Corp.	4,510	1,427,189
Lam Research Corp.	4,400	1,781,032
Mastercard, Inc., Class A	27,552	9,042,015
Micron Technology, Inc.	35,500	1,920,550
Microsoft Corp.	241,761	56,119,981
NetApp, Inc.	7,008	485,444
NortonLifeLock, Inc.	17,400	392,022
NVIDIA Corp.	77,808	10,501,746
Okta, Inc. (a)	5,000	280,600
Palo Alto Networks, Inc. (a)	36,054	6,186,506
Paychex, Inc.	10,431	1,234,092
Paycom Software, Inc. (a)	1,700	588,200
PayPal Holdings, Inc. (a)	37,400	3,125,892
QUALCOMM, Inc.	36,300	4,271,058
Roper Technologies, Inc.	3,457	1,433,065
Salesforce, Inc. (a)	31,134	5,062,077
ServiceNow, Inc. (a)	6,500	2,734,810
Shopify, Inc., Class A (a)	36,600	1,252,818
Snowflake, Inc., Class A (a)	8,500	1,362,550
Splunk, Inc. (a)	5,200	432,172
STMicroelectronics NV, Class Y	81,036	2,521,840
Synopsys, Inc. (a)	4,943	1,446,075
Texas Instruments, Inc.	29,552	4,746,938

6

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Twilio, Inc., Class A (a)	5,600	$416,472
Visa, Inc., Class A	52,700	10,917,332
VMware, Inc., Class A	6,696	753,501
WEX, Inc. (a)	1,516	248,836
Workday, Inc., Class A (a)	6,400	997,248
Zoom Video Communications, Inc., Class A (a)	13,431	1,120,683

		280,538,684

Materials – 2.3%
Air Liquide SA ADR	84,810	2,216,933
Air Products and Chemicals, Inc.	7,159	1,792,614
AptarGroup, Inc.	2,100	208,215
Avery Dennison Corp.	2,600	440,830
CRH PLC ADR	24,400	883,524
Ecolab, Inc.	8,248	1,295,513
International Paper Co.	11,700	393,237
Linde PLC	16,030	4,766,520
Mondi PLC ADR	8,000	268,960
Nitto Denko Corp. ADR	9,817	256,813
Novozymes A/S ADR	6,559	343,692
Nucor Corp.	8,392	1,102,541
PPG Industries, Inc.	7,642	872,563
RPM International, Inc.	4,300	406,651
Sherwin-Williams Co. (The)	7,692	1,730,931
Smurfit Kappa Group PLC ADR	8,400	278,292
Steel Dynamics, Inc.	5,700	536,085
Vulcan Materials Co.	4,244	694,743
Westrock Co.	7,885	268,563

		18,757,220

Real Estate – 2.6%
Alexandria Real Estate Equities, Inc.	5,286	768,056
American Tower Corp.	14,909	3,088,996
Boston Properties, Inc.	4,446	323,224
CBRE Group, Inc., Class A (a)	10,122	718,055
Crown Castle International Corp.	14,022	1,868,572
Digital Realty Trust, Inc.	9,192	921,498
Equinix, Inc.	2,931	1,660,236
Equity LifeStyle Properties, Inc.	5,700	364,572
Essex Property Trust, Inc.	2,000	444,480
Extra Space Storage, Inc.	4,200	745,248
Federal Realty OP LP	2,500	247,450
Kilroy Realty Corp.	3,700	158,138
Mid-America Apartment Communities, Inc.	3,800	598,310
Prologis, Inc.	29,722	3,291,711

7

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Real Estate (Continued)
Public Storage	4,977	$1,541,626
SBA Communications Corp.	3,407	919,549
Simon Property Group, Inc.	10,600	1,155,188
UDR, Inc.	10,169	404,319
Ventas, Inc.	13,063	511,155
Welltower, Inc.	15,100	921,704
WP Carey, Inc.	6,300	480,690
Zillow Group, Inc., Class A (a)	7,100	219,603

		21,352,380

Utilities – 0.6%
Alliant Energy Corp.	7,900	412,143
Consolidated Edison, Inc.	11,461	1,008,110
Eversource Energy	10,958	835,876
Fortis, Inc.	15,700	612,300
National Grid PLC ADR	23,519	1,284,608
Orsted AS ADR	17,900	492,071
SSE PLC ADR	34,800	620,832

		5,265,940

Total Investments – 94.5% (Cost $534,999,588)		784,344,335
Other Assets, less liabilities – 5.5%		45,408,700

Net Assets – 100.0%		$829,753,035

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

8

Domini International Opportunities Fund

Portfolio of Investments

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 94.3%
Common Stocks – 94.3%
Australia – 2.3%
Allkem, Ltd. (a)	Materials	1,587	$14,659
APA Group	Utilities	3,204	21,564
ASX, Ltd.	Diversified Financials	536	23,217
Bank of Queensland, Ltd.	Banks	1,735	8,168
Bendigo & Adelaide Bank, Ltd.	Banks	1,532	8,841
Brambles, Ltd.	Commercial & Professional Services	3,824	28,620
Cochlear, Ltd.	Health Care Equipment & Services	510	65,129
Dexus	Real Estate	3,012	15,004
Fortescue Metals Group, Ltd.	Materials	4,904	46,186
GPT Group (The)	Real Estate	5,260	14,532
IDP Education, Ltd.	Consumer Services	557	10,505
Mirvac Group	Real Estate	10,820	14,332
Pilbara Minerals, Ltd. (a)	Materials	6,090	19,788
Reece, Ltd.	Capital Goods	859	8,527
Stockland	Real Estate	5,863	13,505
Suncorp Group, Ltd.	Insurance	3,481	25,455
Transurban Group	Transportation	8,434	71,523
Vicinity, Ltd.	Real Estate	12,059	15,029

			424,584

Austria – 0.3%
Erste Group Bank AG	Banks	911	22,454
Mondi PLC	Materials	1,319	22,219
Verbund AG	Utilities	91	7,129

			51,802

Belgium – 0.5%
Elia Group SA	Utilities	87	11,001
Etablissements Franz Colruyt NV	Food & Staples Retailing	147	3,543
KBC Group NV	Banks	768	38,493
Solvay SA	Materials	191	17,238
Umicore SA	Materials	559	18,430

			88,705

Brazil – 0.6%
MercadoLibre, Inc. (a)	Retailing	134	120,817

			120,817

Canada – 2.2%
Fortis, Inc.	Utilities	1,301	50,693
Saputo, Inc.	Food, Beverage & Tobacco	800	19,448

9

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Canada (Continued)
SunOpta, Inc. (a)	Food, Beverage & Tobacco	2,517	$28,266
Toronto-Dominion Bank (The)	Banks	4,788	306,049

			404,456

China – 0.9%
BYD Co., Ltd., Class H	Automobiles & Components	5,273	118,129
NIO, Inc. ADR (a)	Automobiles & Components	4,220	40,807

			158,936

Denmark – 4.5%
Ambu A/S, Class B	Health Care Equipment & Services	498	5,571
Chr Hansen Holding A/S	Materials	289	16,055
Coloplast A/S, Class B	Health Care Equipment & Services	334	37,240
Demant A/S (a)	Health Care Equipment & Services	250	6,828
DSV A/S	Transportation	502	67,850
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	177	68,198
GN Store Nord A/S	Health Care Equipment & Services	366	7,780
Jyske Bank A/S (a)	Banks	124	6,694
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	4,432	482,009
Novozymes A/S, Class B	Materials	564	29,611
Orsted A/S	Utilities	488	40,272
Rockwool A/S, Class B	Capital Goods	35	6,972
Vestas Wind Systems A/S	Capital Goods	2,684	52,924

			828,004

Finland – 1.2%
Kesko OYJ, Class B	Food & Staples Retailing	856	16,660
Kojamo Oyj	Real Estate	329	4,282
Kone OYJ, Class B	Capital Goods	968	39,639
Nokia Oyj	Technology Hardware & Equipment	14,323	63,657
Nordea Bank Abp	Banks	9,509	90,759

			214,997

France – 8.6%
Adevinta ASA (a)	Media & Entertainment	1,047	7,167

10

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
France (Continued)
Aeroports de Paris (a)	Transportation	88	$11,902
Air Liquide SA	Materials	1,428	186,821
Amundi SA	Diversified Financials	166	7,833
Arkema SA	Materials	166	13,138
BioMerieux	Health Care Equipment & Services	119	10,530
BNP Paribas SA	Banks	3,090	144,917
Capgemini SE	Software & Services	445	72,939
Carrefour SA	Food & Staples Retailing	1,279	20,588
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	1,975	50,336
Credit Agricole SA	Banks	3,852	34,955
Edenred	Software & Services	681	34,916
Eiffage SA	Capital Goods	215	19,443
Eurazeo SE	Diversified Financials	111	6,335
Gecina SA	Real Estate	146	13,018
Getlink SE	Transportation	1,073	16,981
Hermes International	Consumer Durables & Apparel	93	120,390
Kering SA	Consumer Durables & Apparel	197	90,227
Klepierre SA (a)	Real Estate	592	11,899
Legrand SA	Capital Goods	717	54,644
L’Oreal SA	Household & Personal Products	663	208,206
Nexans SA	Capital Goods	569	53,138
Orange SA	Telecommunication Services	5,480	52,218
Rexel SA (a)	Capital Goods	857	15,295
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	2,964	255,101
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	66	20,947
SEB SA	Consumer Durables & Apparel	85	5,534
Unibail-Rodamco-Westfield (a)	Real Estate	280	13,234
Valeo	Automobiles & Components	568	9,358
Worldline SA (a)	Software & Services	595	25,972

			1,587,982

11

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Germany – 7.3%
adidas AG	Consumer Durables & Apparel	447	$43,638
Aroundtown SA	Real Estate	2,372	4,702
Beiersdorf AG	Household & Personal Products	267	25,633
Carl Zeiss Meditec AG	Health Care Equipment & Services	104	12,590
Deutsche Boerse AG	Diversified Financials	504	81,969
Deutsche Post AG	Transportation	2,664	94,181
Encavis AG	Utilities	4,082	76,005
HelloFresh SE (a)	Food & Staples Retailing	413	8,256
Henkel AG & Co. KGaA	Household & Personal Products	766	44,973
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,317	80,497
Knorr-Bremse AG	Capital Goods	189	8,510
LEG Immobilien SE	Real Estate	206	13,450
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	354	57,695
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	361	95,305
Puma SE	Consumer Durables & Apparel	270	11,938
SAP SE	Software & Services	2,845	273,867
Sartorius AG, Preference Shares	Health Care Equipment & Services	79	27,857
Siemens AG	Capital Goods	2,198	240,066
Siemens Energy AG	Capital Goods	1,207	14,072
Siemens Healthineers AG	Health Care Equipment & Services	763	34,959
Symrise AG	Materials	357	36,444
Vonovia SE	Real Estate	2,114	46,747
Zalando SE (a)	Retailing	647	14,914

			1,348,268

Hong Kong – 2.0%
AIA Group, Ltd.	Insurance	32,752	248,083
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	3,431	91,069
Techtronic Industries Co., Ltd.	Capital Goods	3,732	35,337

			374,489

12

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Hungary – 0.1%
OTP Bank Nyrt	Banks	589	$12,830

			12,830

Ireland – 0.9%
Bank of Ireland Group PLC	Banks	2,734	19,688
CRH PLC	Materials	2,073	74,763
Kerry Group PLC, Class A	Food, Beverage & Tobacco	427	37,091
Kingspan Group plc	Capital Goods	414	20,875
Smurfit Kappa Group PLC	Materials	718	23,770

			176,187

Italy – 1.0%
A2A S.p.A.	Utilities	4,467	4,954
Amplifon S.p.A.	Health Care Equipment & Services	329	8,174
DiaSorin SpA	Health Care Equipment & Services	37	4,838
Hera SpA	Utilities	2,430	5,791
Intesa Sanpaolo SpA	Banks	48,035	91,589
Moncler SpA	Consumer Durables & Apparel	542	23,387
Prysmian SpA	Capital Goods	704	22,916
Terna - Rete Elettrica Nazionale	Utilities	3,823	25,355

			187,004

Japan – 20.9%
Aeon Co., Ltd.	Food & Staples Retailing	1,977	36,887
Asahi Intecc Co., Ltd.	Health Care Equipment & Services	563	9,595
Asahi Kasei Corp.	Materials	3,572	22,913
Canon, Inc.	Technology Hardware & Equipment	2,800	59,377
Central Japan Railway Co.	Transportation	472	54,669
Chiba Bank, Ltd. (The)	Banks	1,900	10,414
Concordia Financial Group, Ltd.	Banks	3,000	9,157
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	644	12,905
Daifuku Co., Ltd.	Capital Goods	317	14,516
Dai-ichi Life Holdings, Inc.	Insurance	2,605	41,391
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,240	167,804
Daiwa House Industry Co., Ltd.	Real Estate	1,653	33,317

13

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	740	$44,642
FANUC Corp.	Capital Goods	527	68,987
Fast Retailing Co., Ltd.	Retailing	152	84,720
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	1,039	47,553
Fukuoka Financial Group, Inc.	Banks	500	8,511
Hankyu Hanshin Holdings, Inc.	Transportation	642	19,076
Hoya Corp.	Health Care Equipment & Services	988	91,883
Kao Corp.	Household & Personal Products	1,282	47,904
Keihan Holdings Co., Ltd.	Capital Goods	300	7,721
Keikyu Corp.	Transportation	600	6,162
Keio Corp.	Transportation	252	8,839
Keisei Electric Railway Co., Ltd.	Transportation	400	10,621
Keyence Corp.	Technology Hardware & Equipment	520	196,153
Kose Corp.	Household & Personal Products	96	9,587
Kuraray Co., Ltd.	Materials	900	6,191
Kurita Water Industries, Ltd.	Capital Goods	1,796	65,769
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	29,800
Lixil Corp.	Capital Goods	778	11,757
Makita Corp.	Capital Goods	643	11,755
MatsukiyoCocokara & Co.	Food & Staples Retailing	300	10,927
Mebuki Financial Group, Inc.	Banks	2,718	5,288
Mitsubishi Estate Co., Ltd.	Real Estate	3,216	40,458
Mitsui Fudosan Co., Ltd.	Real Estate	2,451	46,952
MS&AD Insurance Group Holdings, Inc.	Insurance	1,235	32,717
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	1,715	81,220
Nagoya Railroad Co., Ltd.	Transportation	500	7,663
Nidec Corp.	Capital Goods	1,364	75,028
Nintendo Co., Ltd.	Media & Entertainment	3,080	125,096
Nippon Express Holdings, Inc.	Transportation	200	10,054
Nippon Paint Holdings Co., Ltd.	Materials	2,516	16,041
Nippon Prologis REIT, Inc.	Real Estate	6	12,595
Nippon Telegraph & Telephone Corp.	Telecommunication Services	5,930	163,620
Nisshin Seifun Group, Inc.	Food, Beverage & Tobacco	600	6,486

14

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	181	$11,721
Nitto Denko Corp.	Materials	402	21,188
Nomura Holdings, Inc.	Diversified Financials	8,005	25,914
NTT Data Corp.	Software & Services	1,728	25,038
Odakyu Electric Railway Co., Ltd.	Transportation	900	10,703
Omron Corp.	Technology Hardware & Equipment	532	24,822
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,085	25,544
Oriental Land Co., Ltd.	Consumer Services	552	73,958
ORIX Corp.	Diversified Financials	3,229	47,446
Otsuka Corp.	Software & Services	300	9,451
Panasonic Holdings Corp.	Consumer Durables & Apparel	6,301	44,898
Recruit Holdings Co., Ltd.	Commercial & Professional Services	3,850	118,517
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,143	26,304
Resona Holdings, Inc.	Banks	15,320	57,764
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	235	16,519
Sekisui House, Ltd.	Consumer Durables & Apparel	1,613	26,791
Shimano, Inc.	Consumer Durables & Apparel	220	34,057
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	814	37,815
Shiseido Co., Ltd.	Household & Personal Products	1,098	37,937
Shizuoka Financial Group, Inc.	Banks	1,400	8,844
SMC Corp.	Capital Goods	170	68,266
SoftBank Group Corp.	Telecommunication Services	2,959	127,070
Sony Group Corp.	Consumer Durables & Apparel	3,433	231,597
Sumitomo Realty & Development Co., Ltd.	Real Estate	874	20,052
Sysmex Corp.	Health Care Equipment & Services	421	22,669

15

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Terumo Corp.	Health Care Equipment & Services	1,982	$60,176
Tobu Railway Co., Ltd.	Transportation	528	12,219
Tokio Marine Holdings, Inc.	Insurance	5,045	91,377
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	414	108,966
Tokyo Tatemono Co., Ltd.	Real Estate	500	6,879
Tokyu Corp.	Transportation	1,498	17,280
Toray Industries, Inc.	Materials	4,116	20,001
TOTO, Ltd.	Capital Goods	399	11,385
Toyota Motor Corp.	Automobiles & Components	29,697	412,200
Unicharm Corp.	Household & Personal Products	1,102	33,505
Welcia Holdings Co., Ltd.	Food & Staples Retailing	272	5,687
Yaskawa Electric Corp.	Capital Goods	705	19,529
Yokogawa Electric Corp.	Technology Hardware & Equipment	664	11,107
Z Holdings Corp.	Media & Entertainment	7,473	19,294

			3,869,211

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	349	22,343

			22,343

Netherlands – 7.0%
Aalberts NV	Capital Goods	268	9,298
ABN AMRO Bank NV GDR	Banks	2,436	23,950
Adyen N.V. (a)(b)	Software & Services	72	102,798
Akzo Nobel NV	Materials	446	27,537
Alfen Beheer BV (a)	Capital Goods	652	69,170
Arcadis N.V.	Capital Goods	2,543	86,311
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,113	522,147
Basic-Fit N.V. (a)	Consumer Services	1,890	47,606
Euronext N.V.	Diversified Financials	236	14,980
ING Groep NV (a)	Banks	10,008	98,485
JDE Peet’s NV	Food, Beverage & Tobacco	271	7,758
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,779	77,509
Koninklijke DSM NV	Materials	470	55,292

16

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Netherlands (Continued)
Koninklijke KPN NV	Telecommunication Services	8,988	$25,143
Koninklijke Philips NV	Health Care Equipment & Services	2,433	30,865
NN Group NV	Insurance	754	31,929
Wolters Kluwer NV	Commercial & Professional Services	698	74,176

			1,304,954

New Zealand – 0.3%
Contact Energy, Ltd.	Utilities	2,240	9,818
Meridian Energy, Ltd.	Utilities	3,308	9,369
Spark New Zealand, Ltd.	Telecommunication Services	5,100	15,170
Xero Ltd. (a)	Software & Services	372	18,467

			52,824

Norway – 0.5%
DNB Bank ASA	Banks	2,804	49,591
Gjensidige Forsikring ASA	Insurance	524	9,577
Orkla ASA	Food, Beverage & Tobacco	2,053	13,847
Schibsted ASA, Class A	Media & Entertainment	433	6,682
Storebrand ASA	Insurance	895	6,962

			86,659

Singapore – 1.1%
DBS Group Holdings, Ltd.	Banks	4,957	119,884
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,531	78,713

			198,597

South Africa – 0.4%
Clicks Group, Ltd.	Food & Staples Retailing	540	9,146
FirstRand, Ltd.	Diversified Financials	10,327	36,086
Nedbank Group, Ltd.	Banks	1,156	13,685
Sanlam, Ltd.	Insurance	4,499	13,108

			72,025

Spain – 2.4%
Acciona SA	Utilities	64	11,525
Aena SME SA (a)	Transportation	192	22,568
Amadeus IT Group SA (a)	Software & Services	1,233	64,314
Banco Bilbao Vizcaya Argentaria SA	Banks	16,411	84,670
Banco Santander SA	Banks	45,729	118,609

17

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Spain (Continued)
Bankinter SA	Banks	1,818	$10,998
CaixaBank SA	Banks	11,069	36,709
EDP Renovaveis SA	Utilities	664	13,974
Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,320	11,231
Red Electrica Corp. SA	Utilities	1,139	18,426
Siemens Gamesa Renewable Energy SA (a)	Capital Goods	601	10,656
Telefonica SA	Telecommunication Services	13,923	48,000

			451,680

Sweden – 2.5%
Alfa Laval AB	Capital Goods	793	19,504
Alleima AB (a)	Materials	586	1,995
Assa Abloy AB, Class B	Capital Goods	2,658	53,626
Autoliv, Inc.	Automobiles & Components	223	17,918
Axfood AB	Food & Staples Retailing	1,797	44,454
Castellum AB	Real Estate	595	6,798
Essity AB, Class B	Household & Personal Products	1,718	36,268
Fabege AB	Real Estate	753	5,462
H & M Hennes & Mauritz AB, Class B	Retailing	1,945	19,574
Industrivarden AB, Class A	Diversified Financials	758	17,153
Investment AB Latour, Class B	Capital Goods	392	6,616
Kinnevik AB, Class B (a)	Diversified Financials	659	8,134
Nibe Industrier AB, Class B	Capital Goods	4,374	34,861
Sagax AB, Class B	Real Estate	488	8,985
Sandvik AB	Capital Goods	2,831	44,202
Skandinaviska Enskilda Banken AB, Class A	Banks	4,103	43,223
Skanska AB, Class B	Capital Goods	916	14,233
SKF AB, Class B	Capital Goods	1,069	15,461
SSAB AB, Class A	Materials	2,181	10,482
Svenska Cellulosa AB SCA, Class B	Materials	1,709	20,146
Svenska Handelsbanken AB, Class A	Banks	4,054	37,634

			466,729

Switzerland – 7.2%
ABB, Ltd.	Capital Goods	4,387	121,901
Accelleron Industries AG (a)	Capital Goods	221	3,750
Adecco Group AG	Commercial & Professional Services	466	14,593
Banque Cantonale Vaudoise	Banks	77	6,857
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	57,617

18

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Switzerland (Continued)
EMS-Chemie Holding AG	Materials	19	$11,954
Geberit AG	Capital Goods	96	42,701
Helvetia Holding AG	Insurance	95	9,439
Kuehne + Nagel International AG	Transportation	139	29,606
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	204	105,079
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,193	501,257
Schindler Holding AG	Capital Goods	170	26,777
Sika AG	Materials	421	94,982
Sonova Holding AG	Health Care Equipment & Services	138	32,638
Straumann Holding AG	Health Care Equipment & Services	282	26,854
Swatch Group AG	Consumer Durables & Apparel	105	23,609
Swisscom AG	Telecommunication Services	70	34,586
Temenos AG	Software & Services	172	10,250
Zurich Insurance Group AG	Insurance	412	175,689

			1,330,139

United Kingdom – 11.4%
3i Group PLC	Diversified Financials	2,660	35,567
Abrdn PLC	Diversified Financials	5,735	10,492
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,109	484,030
Barratt Developments PLC	Consumer Durables & Apparel	2,730	11,821
Berkeley Group Holdings PLC	Consumer Durables & Apparel	298	11,904
Bunzl PLC	Capital Goods	937	30,654
Burberry Group PLC	Consumer Durables & Apparel	1,067	22,321
Compass Group PLC	Consumer Services	4,856	102,682
Derwent London PLC	Real Estate	305	7,578
Dr. Martens PLC	Consumer Durables & Apparel	1,555	4,440
Haleon PLC (a)	Household & Personal Products	3,300	10,159

19

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
Halma PLC	Technology Hardware & Equipment	846	$20,596
Hiscox, Ltd.	Insurance	910	9,412
Informa PLC	Media & Entertainment	3,919	25,071
Intermediate Capital Group PLC	Diversified Financials	834	10,196
Intertek Group PLC	Commercial & Professional Services	442	18,590
J Sainsbury PLC	Food & Staples Retailing	5,503	12,315
Johnson Matthey PLC	Materials	503	11,210
Just Eat Takeaway.com NV (a)	Retailing	560	9,611
Kingfisher PLC	Retailing	5,294	13,354
Land Securities Group PLC	Real Estate	2,085	13,688
Legal & General Group PLC	Insurance	16,391	44,024
Linde PLC	Materials	1,373	408,262
London Stock Exchange Group PLC	Diversified Financials	1,004	87,374
M&G PLC	Diversified Financials	6,626	13,369
Marks & Spencer Group PLC (a)	Food & Staples Retailing	5,503	6,691
National Grid PLC	Utilities	10,065	110,094
Ocado Group PLC (a)	Food & Staples Retailing	1,464	7,968
Pennon Group PLC	Utilities	671	6,474
Phoenix Group Holdings PLC	Insurance	1,957	12,229
Schroders PLC	Diversified Financials	2,435	10,976
Segro PLC	Real Estate	3,354	30,306
Spirax-Sarco Engineering PLC	Capital Goods	200	24,744
SSE PLC	Utilities	2,925	52,480
Taylor Wimpey PLC	Consumer Durables & Apparel	9,834	10,615
Unilever PLC	Household & Personal Products	6,857	312,917
Vodafone Group PLC	Telecommunication Services	76,438	89,588
Wise PLC, Class A (a)	Software & Services	1,277	9,765

			2,113,567

United States – 8.1%
Alliant Energy Corp.	Utilities	700	36,519
Autodesk, Inc. (a)	Software & Services	116	24,859
Campbell Soup Co.	Food, Beverage & Tobacco	553	29,259

20

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
United States (Continued)
Clorox Co. (The)	Household & Personal Products	339	$49,508
Consolidated Edison, Inc.	Utilities	983	86,465
Copart, Inc. (a)	Commercial & Professional Services	594	68,322
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,317	235,690
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	189	58,023
Eversource Energy	Utilities	952	72,619
Ferguson PLC	Capital Goods	588	64,381
General Mills, Inc.	Food, Beverage & Tobacco	1,650	134,607
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,639	43,401
Kroger Co. (The)	Food & Staples Retailing	1,800	85,122
McCormick & Co., Inc.	Food, Beverage & Tobacco	734	57,722
Nucor Corp.	Materials	722	94,856
Oatly Group AB ADR (a)	Food, Beverage & Tobacco	1,500	3,300
Pentair PLC	Capital Goods	450	19,327
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	600	26,136
Schneider Electric SE	Capital Goods	1,523	192,613
Signify NV	Capital Goods	331	9,171
Sinch AB (a)	Software & Services	2,011	4,718
Spotify Technology SA (a)	Media & Entertainment	314	25,302
Swiss Re AG	Insurance	791	58,794
Tesla, Inc. (a)	Automobiles & Components	97	22,071

			1,502,785

Total Investments – 94.3% (Cost $21,607,269)			17,450,574
Other Assets, less liabilities – 5.7%			1,060,272

Net Assets – 100.0%			$18,510,846

(a)	Non-income producing security.
(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities was $102,798, representing 0.6% of net assets.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR	— American Depositary Receipt

See Notes to Portfolio of Investments

21

Domini Sustainable Solutions Fund

Portfolio of Investments

October 31, 2022 (Unaudited)

Security	Shares	Value
Long Term Investments – 89.1%
Common Stocks – 89.1%
Communication Services – 2.4%
New York Times Co. (The), Class A	22,439	$649,833

		649,833

Consumer Discretionary – 7.7%
Basic-Fit N.V. (a)	11,124	280,197
Levi Strauss & Co., Class A	34,608	517,736
MIPS AB	6,170	199,384
Tesla, Inc. (a)	4,776	1,086,731

		2,084,048

Consumer Staples – 3.4%
Haleon PLC (a)	53,840	165,753
SunOpta, Inc. (a)	67,223	754,914

		920,667

Financials – 16.8%
Amalgamated Financial Corp.	12,876	296,019
Amundi SA	6,332	298,774
East West Bancorp, Inc.	10,270	735,024
Federal Agricultural Mortgage Corp., Class C	8,788	1,012,378
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,548	1,200,684
Resona Holdings, Inc.	127,579	481,033
Storebrand ASA	66,277	515,557

		4,539,469

Health Care – 16.8%
Cochlear, Ltd.	4,781	610,551
DexCom, Inc. (a)	6,480	782,655
GSK PLC	43,072	708,365
Halozyme Therapeutics, Inc. (a)	8,474	405,142
Hologic, Inc. (a)	10,506	712,307
Inspire Medical Systems, Inc. (a)	2,992	583,290
Organon & Co.	10,016	262,219
Seagen, Inc. (a)	3,681	468,076

		4,532,605

Industrials – 13.0%
Acuity Brands, Inc.	2,212	406,057
Alfen Beheer BV (a)	6,802	721,620
Arcadis N.V.	7,687	260,901
Kurita Water Industries, Ltd.	20,297	743,271
Nexans SA	4,457	416,230
Watts Water Technologies, Inc., Class A	1,800	263,448
Wolters Kluwer NV	6,749	717,212

		3,528,739

22

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Security	Shares	Value
Information Technology – 24.1%
ASML Holding NV ADR	1,869	$882,953
Autodesk, Inc. (a)	4,793	1,027,140
Crowdstrike Holdings, Inc., Class A (a)	2,187	352,544
Enphase Energy, Inc. (a)	4,959	1,522,413
Halma PLC	8,311	202,335
Palo Alto Networks, Inc. (a)	7,659	1,314,208
STMicroelectronics NV	20,152	626,718
Zoom Video Communications, Inc., Class A (a)	7,000	584,080

		6,512,391

Real Estate – 3.8%
Alexandria Real Estate Equities, Inc.	3,271	475,276
American Tower Corp.	2,707	560,864

		1,036,140

Utilities – 1.1%
Encavis AG	16,380	304,989

		304,989

Total Investments – 89.1% (Cost $23,170,742)		24,108,881
Other Assets, less liabilities – 10.9%		2,944,850

Net Assets – 100.0%		$27,053,731

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)
United States	54.4%
Netherlands	10.6%
Germany	5.6%
Japan	4.5%
Canada	2.8%
France	2.6%
Singapore	2.3%
Australia	2.3%
Norway	1.9%
United Kingdom	1.4%
Sweden	0.7%

Total	89.1%

See Notes to Portfolio of Investments

23

Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 98.7%
Common Stocks – 98.7%
Australia – 4.9%
Allkem, Ltd. (a)	Materials	207,600	$1,917,553
Bank of Queensland, Ltd.	Banks	469,353	2,209,625
Bendigo & Adelaide Bank, Ltd.	Banks	305,470	1,762,808
BlueScope Steel, Ltd.	Materials	752,826	7,578,568
Fortescue Metals Group, Ltd.	Materials	1,081,839	10,188,821
IGO, Ltd.	Materials	93,977	918,803
JB Hi-Fi, Ltd.	Retailing	228,942	6,273,783
Mirvac Group	Real Estate	6,693	8,865
Pro Medicus, Ltd.	Health Care Equipment & Services	74,702	2,660,605
QBE Insurance Group, Ltd.	Insurance	504,800	3,953,852
Vicinity, Ltd.	Real Estate	960,300	1,196,796
WiseTech Global, Ltd.	Software & Services	252,894	9,349,854

			48,019,933

Belgium – 1.2%
Ageas SA	Insurance	134,044	4,640,832
D’ieteren Group	Retailing	5,748	956,726
Elia Group SA	Utilities	34,881	4,410,533
Proximus SADP	Telecommunication Services	115,700	1,213,090

			11,221,181

Brazil – 1.5%
Banco do Brasil SA	Banks	529,100	3,732,866
BB Seguridade Participacoes SA	Insurance	880,300	4,980,915
CCR SA	Transportation	470,300	1,161,578
Cia Paranaense de Energia	Utilities	1,443,800	2,036,137
Hypera SA	Pharmaceuticals, Biotechnology & Life Sciences	261,800	2,535,053
Raia Drogasil SA	Food & Staples Retailing	2,380	11,934

			14,458,483

China – 1.2%
Alibaba Group Holding, Ltd. (a)	Retailing	198,500	1,543,280
BYD Co., Ltd., Class H	Automobiles & Components	66,100	1,480,809
Lenovo Group, Ltd.	Technology Hardware & Equipment	4,648,200	3,714,782
SITC International Holdings Co. Ltd.	Transportation	3,246,000	5,316,152

			12,055,023

Denmark – 2.1%
ISS A/S (a)	Commercial & Professional Services	135,978	2,497,820
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	93,603	10,179,936
Pandora A/S	Consumer Durables & Apparel	141,727	7,457,066
Vestas Wind Systems A/S	Capital Goods	290	5,718

			20,140,540

1

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Finland – 0.5%
Kesko OYJ, Class B	Food & Staples Retailing	128,143	$2,494,001
Nokia Oyj	Technology Hardware & Equipment	573,376	2,548,292

			5,042,293

France – 7.2%
BNP Paribas SA	Banks	452,965	21,243,448
Capgemini SE	Software & Services	68,362	11,205,037
Carrefour SA	Food & Staples Retailing	1,012,114	16,292,087
Eiffage SA	Capital Goods	45,645	4,127,722
Kering SA	Consumer Durables & Apparel	18	8,244
Klepierre SA (a)	Real Estate	96,800	1,945,709
L’Oreal SA	Household & Personal Products	7,398	2,323,239
Rexel SA (a)	Capital Goods	142,479	2,542,838
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	120,602	10,379,799

			70,068,123

Germany – 7.4%
adidas AG	Consumer Durables & Apparel	95,433	9,316,646
Deutsche Boerse AG	Diversified Financials	21,717	3,531,970
Deutsche Telekom AG	Telecommunication Services	232,551	4,389,960
Evonik Industries AG	Materials	50,936	938,424
GEA Group AG	Capital Goods	114,337	3,996,993
HUGO BOSS AG	Consumer Durables & Apparel	240,749	11,089,390
Knorr-Bremse AG	Capital Goods	102,935	4,634,682
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	123,630	20,149,413
Nemetschek SE	Software & Services	28,159	1,342,672
Scout24 SE	Media & Entertainment	47,240	2,421,058
Siemens Energy AG	Capital Goods	82,100	957,188
Telefonica Deutschland Holding AG	Telecommunication Services	2,168,044	4,724,430
Wacker Chemie AG	Materials	36,739	4,277,788

			71,770,614

Hong Kong – 1.2%
Cathay Pacific Airways, Ltd. (a)	Transportation	2,238,000	2,029,430
Swire Pacific, Ltd., Class A	Real Estate	990,600	6,570,987
Swire Properties, Ltd.	Real Estate	1,363,700	2,620,847

			11,221,264

Hungary – 0.2%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	1,981,180

			1,981,180

India – 0.0%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	13,438

			13,438

Ireland – 1.6%
Bank of Ireland Group PLC	Banks	626,638	4,512,642
CRH PLC	Materials	318,402	11,469,314

			15,981,956

2

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Israel – 0.5%
Check Point Software Technologies, Ltd. (a)	Software & Services	27,034	$3,493,604
Wix.com, Ltd. (a)	Software & Services	12,556	1,055,959

			4,549,563

Italy – 1.5%
Banco BPM SpA	Banks	3,929,668	11,890,482
Unipol Gruppo SpA	Insurance	521,545	2,244,874

			14,135,356

Japan – 23.6%
Alfresa Holdings Corp.	Health Care Equipment & Services	69,000	794,709
Bandai Namco Holdings, Inc.	Consumer Durables & Apparel	58,000	3,835,514
Brother Industries, Ltd.	Technology Hardware & Equipment	500	8,521
Central Japan Railway Co.	Transportation	80	9,266
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	8,015
Dai-ichi Life Holdings, Inc.	Insurance	370,200	5,882,165
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	9,049
Fast Retailing Co., Ltd.	Retailing	18,700	10,422,745
Hachijuni Bank, Ltd. (The)	Banks	285,422	910,622
Hoya Corp.	Health Care Equipment & Services	77,469	7,204,529
Kao Corp.	Household & Personal Products	272,600	10,186,246
Kobayashi Pharmaceutical Co., Ltd.	Household & Personal Products	54,200	2,877,381
Kose Corp.	Household & Personal Products	137,187	13,699,597
Medipal Holdings Corp.	Health Care Equipment & Services	463,457	5,748,281
MISUMI Group, Inc.	Capital Goods	43,400	924,769
Mitsubishi Estate Co., Ltd.	Real Estate	1,373,925	17,284,485
Mitsui Fudosan Co., Ltd.	Real Estate	433,100	8,296,504
MS&AD Insurance Group Holdings, Inc.	Insurance	310	8,212
Nikon Corp.	Consumer Durables & Apparel	329,900	3,191,794
Nintendo Co., Ltd.	Media & Entertainment	493,470	20,042,522
Nomura Real Estate Holdings, Inc.	Real Estate	430	9,724
NTN Corp.	Capital Goods	5,300	9,438
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	509,900	12,004,601
Oracle Corp. Japan	Software & Services	76,900	4,098,232
ORIX Corp.	Diversified Financials	290,130	4,263,060
Otsuka Corp.	Software & Services	76,000	2,394,368
Panasonic Holdings Corp.	Consumer Durables & Apparel	354,100	2,523,135
Persol Holdings Co., Ltd.	Commercial & Professional Services	116,400	2,331,541
Pola Orbis Holdings, Inc.	Household & Personal Products	466,000	5,149,121
Recruit Holdings Co., Ltd.	Commercial & Professional Services	574,900	17,697,485
Ricoh Co., Ltd.	Technology Hardware & Equipment	1,237,200	9,069,599
Seino Holdings Co., Ltd.	Transportation	171,320	1,316,921

3

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Shimamura Co., Ltd.	Retailing	29,819	$2,412,358
Shimano, Inc.	Consumer Durables & Apparel	11,300	1,749,304
Sony Group Corp.	Consumer Durables & Apparel	142,670	9,624,783
Sumitomo Realty & Development Co., Ltd.	Real Estate	296,800	6,809,532
Sundrug Co., Ltd.	Food & Staples Retailing	265	6,165
Taisho Pharmaceutical Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	37,700	1,360,314
Toho Gas Co., Ltd.	Utilities	51,249	955,246
Tokio Marine Holdings, Inc.	Insurance	326,100	5,906,475
TOPPAN, Inc.	Commercial & Professional Services	540	8,057
Toyo Seikan Group Holdings, Ltd.	Materials	144,627	1,654,831
Trend Micro, Inc.	Software & Services	236,200	11,914,837
USS Co., Ltd.	Retailing	405,700	6,123,974
Yamato Holdings Co., Ltd.	Transportation	50,600	749,652
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	234,900	2,394,438
ZOZO, Inc.	Retailing	246,900	5,240,887

			229,123,004

Mexico – 0.7%
Arca Continental SAB de CV	Food, Beverage & Tobacco	228,000	1,859,241
Grupo Aeroportuario del Sureste SAB de CV ADR	Transportation	22,435	5,236,778

			7,096,019

Netherlands – 7.5%
ABN AMRO Bank NV GDR	Banks	220,978	2,172,574
Aegon NV	Insurance	2,629,099	12,171,752
Argenx SE (a)	Pharmaceuticals, Biotechnology & Life Sciences	12,693	4,928,563
Argenx SE (a)	Pharmaceuticals, Biotechnology & Life Sciences	12,087	4,716,356
ASML Holding NV	Semiconductors & Semiconductor Equipment	67,224	31,537,088
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	622,490	17,361,934

			72,888,267

Norway – 0.9%
Norsk Hydro ASA	Materials	1,344,023	8,529,026
Orkla ASA	Food, Beverage & Tobacco	1,040	7,014

			8,536,040

Singapore – 3.1%
CapitaLand Integrated Commercial Trust	Real Estate	985,400	1,308,239
DBS Group Holdings, Ltd.	Banks	862,556	20,860,783
Mapletree Pan Asia Commercial Trust	Real Estate	1,692,600	1,900,122
Oversea-Chinese Banking Corp., Ltd.	Banks	265,900	2,283,314
STMicroelectronics NV, Class Y	Semiconductors & Semiconductor Equipment	73,810	2,296,967
United Overseas Bank, Ltd.	Banks	73,200	1,436,603

			30,086,028

South Africa – 0.6%
Nedbank Group, Ltd.	Banks	428,519	5,072,975
Sappi, Ltd. (a)	Materials	302,100	930,268

			6,003,243

4

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
South Korea – 0.6%
F&F Co., Ltd.	Consumer Durables & Apparel	15,500	$1,579,264
LG Innotek Co., Ltd.	Technology Hardware & Equipment	13,223	2,743,300
LG Uplus Corp.	Telecommunication Services	154,300	1,239,072

			5,561,636

Spain – 2.7%
Acciona SA	Utilities	13,494	2,429,998
Banco Bilbao Vizcaya Argentaria SA	Banks	483,900	2,496,592
Banco de Sabadell SA	Banks	7,598,264	5,978,952
Banco Santander SA	Banks	412,967	1,071,129
Bankinter SA	Banks	252,985	1,530,451
CaixaBank SA	Banks	1,854,927	6,151,644
Merlin Properties Socimi SA	Real Estate	96,483	817,929
Red Electrica Corp. SA	Utilities	256,546	4,150,235
Telefonica SA	Telecommunication Services	529,900	1,826,854

			26,453,784

Sweden – 2.6%
Axfood AB	Food & Staples Retailing	64,600	1,598,067
Boliden AB	Materials	83,500	2,426,223
Essity AB, Class B	Household & Personal Products	318	6,713
Getinge AB, Class B	Health Care Equipment & Services	393,710	7,982,862
H & M Hennes & Mauritz AB, Class B	Retailing	431,383	4,341,319
Swedish Orphan Biovitrum AB (a)	Pharmaceuticals, Biotechnology & Life Sciences	156,425	2,878,844
Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	283,300	1,573,644
Trelleborg AB, Class B	Capital Goods	223,935	4,926,710

			25,734,382

Switzerland – 8.7%
ABB, Ltd.	Capital Goods	357,825	9,942,865
Baloise Holding AG	Insurance	34,568	4,725,585
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	516,736	41,824,202
Sonova Holding AG	Health Care Equipment & Services	27,632	6,535,116
Swatch Group AG	Consumer Durables & Apparel	35,804	8,050,319
Swiss Life Holding AG	Insurance	25,656	12,430,649
Temenos AG	Software & Services	25,000	1,489,862

			84,998,598

Taiwan – 0.5%
AUO Corp.	Technology Hardware & Equipment	4,921,400	2,568,409
E Ink Holdings, Inc.	Technology Hardware & Equipment	388,300	2,467,324

			5,035,733

5

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Thailand – 1.4%
Bumrungrad Hospital PCL	Health Care Equipment & Services	800,100	$4,772,010
Kasikornbank PCL	Banks	1,271,100	4,907,945
TMBThanachart Bank PCL	Banks	109,691,500	3,919,612

			13,599,567

Turkey – 0.7%
BIM Birlesik Magazalar AS	Food & Staples Retailing	537,431	3,871,796
Turkiye Is Bankasi AS, Class C	Banks	6,228,736	3,122,176

			6,993,972

United Kingdom – 10.0%
3i Group PLC	Diversified Financials	193,197	2,583,277
Auto Trader Group PLC	Media & Entertainment	845,646	5,081,928
CNH Industrial NV	Capital Goods	1,006,500	13,022,494
Compass Group PLC	Consumer Services	124,600	2,634,714
Inchcape PLC	Retailing	114,285	978,822
InterContinental Hotels Group PLC	Consumer Services	271,692	14,656,121
J Sainsbury PLC	Food & Staples Retailing	1,870,012	4,184,969
RELX PLC	Commercial & Professional Services	186,202	5,021,319
Rentokil Initial PLC	Commercial & Professional Services	1,547,101	9,692,375
Rightmove PLC	Media & Entertainment	1,534,802	8,677,051
Sage Group PLC (The)	Software & Services	128,331	1,073,848
Segro PLC	Real Estate	158,037	1,427,976
Smiths Group PLC	Capital Goods	173,182	3,114,437
Travis Perkins PLC	Capital Goods	301,962	2,857,279
Unilever PLC	Household & Personal Products	237	10,815
Vodafone Group PLC	Telecommunication Services	18,466,151	21,642,947

			96,660,372

United States – 4.1%
Ferguson PLC	Capital Goods	193,058	21,138,184
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	843,844	13,877,919
Samsonite International SA (a)	Consumer Durables & Apparel	1,813,100	3,895,249
Signify NV	Capital Goods	33,900	939,301

			39,850,653

Total Investments – 98.7% (Cost $1,055,026,563)			959,280,245
Other Assets, less liabilities – 1.3%			12,262,204

Net Assets – 100.0%			$971,542,449

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

6

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2022 (Unaudited)

1.ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 138 of this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities that are primarily traded on foreign exchanges are valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship.

Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees.

At least annually, Domini Impact Investments LLC (Domini) reviews and performs due diligence with respect to the pricing methodologies employed by any independent pricing service approved by the Funds’ Board of Trustees and utilized on behalf of the Funds. As part of this due diligence, Domini reviews each pricing service provider’s policies, procedures, and quality controls. Domini also tests certain valuations provided by the Funds’ pricing services with those received from other vendors, if available, and performs back testing, as applicable. Domini provides an annual due diligence report to the Funds’ Board of Trustees including its determination of whether the pricing methodology employed by such pricing service requires adjustments.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

7

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2022 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks
Communication Services	$70,589,586	$—	$—	$70,589,586
Consumer Discretionary	88,218,153	—	—	88,218,153
Consumer Staples	52,717,666	—	—	52,717,666
Financials	85,862,933	—	—	85,862,933
Health Care	113,454,808	—	—	113,454,808
Industrials	47,586,965	—	—	47,586,965
Information Technology	280,538,684	—	—	280,538,684
Materials	18,757,220	—	—	18,757,220
Real Estate	21,352,380	—	—	21,352,380
Utilities	5,265,940	—	—	5,265,940

Total	$784,344,335	$—	$—	$784,344,335

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks
Australia	$—	$424,584	$—	$424,584
Austria	—	51,802	—	51,802
Belgium	—	88,705	—	88,705
Brazil	120,817	—	—	120,817
Canada	404,456	—	—	404,456
China	40,807	118,129	—	158,936
Denmark	—	828,004	—	828,004
Finland	—	214,997	—	214,997
France	—	1,587,982	—	1,587,982
Germany	—	1,348,268	—	1,348,268
Hong Kong	—	374,489	—	374,489
Hungary	—	12,830	—	12,830
Ireland	—	176,187	—	176,187
Italy	—	187,004	—	187,004
Japan	—	3,869,211	—	3,869,211
Luxembourg	—	22,343	—	22,343
Netherlands	—	1,304,954	—	1,304,954
New Zealand	—	52,824	—	52,824

8

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2022 (Unaudited)

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Norway	—	86,659	—	86,659
Singapore	—	198,597	—	198,597
South Africa	22,831	49,194	—	72,025
Spain	—	451,680	—	451,680
Sweden	19,913	446,816	—	466,729
Switzerland	3,750	1,326,389	—	1,330,139
United Kingdom	408,262	1,705,305	—	2,113,567
United States	894,017	608,768	—	1,502,785

Total	$1,914,853	$15,535,721	$—	$17,450,574

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks
Communication Services	$649,833	$—	$—	$649,833
Consumer Discretionary	1,604,467	479,581	—	2,084,048
Consumer Staples	754,914	165,753	—	920,667
Financials	2,043,421	2,496,048	—	4,539,469
Health Care	3,213,689	1,318,916	—	4,532,605
Industrials	669,505	2,859,234	—	3,528,739
Information Technology	5,683,338	829,053	—	6,512,391
Real Estate	1,036,140	—	—	1,036,140
Utilities	—	304,989	—	304,989

Total	$15,655,307	$8,453,574	$—	$24,108,881

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks
Australia	$—	$48,019,933	$—	$48,019,933
Belgium	—	11,221,181	—	11,221,181
Brazil	14,458,483	—	—	14,458,483

9

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2022 (Unaudited)

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
China	—	12,055,023	—	12,055,023
Denmark	—	20,140,540	—	20,140,540
Finland	—	5,042,293	—	5,042,293
France	—	70,068,123	—	70,068,123
Germany	—	71,770,614	—	71,770,614
Hong Kong	—	11,221,264	—	11,221,264
Hungary	—	1,981,180	—	1,981,180
India	—	13,438	—	13,438
Ireland	—	15,981,956	—	15,981,956
Israel	4,549,563	—	—	4,549,563
Italy	—	14,135,356	—	14,135,356
Japan	—	229,123,004	—	229,123,004
Mexico	7,096,019	—	—	7,096,019
Netherlands	4,716,356	68,171,911	—	72,888,267
Norway	—	8,536,040	—	8,536,040
Singapore	2,296,967	27,789,061	—	30,086,028
South Africa	5,072,975	930,268	—	6,003,243
South Korea	—	5,561,636	—	5,561,636
Spain	—	26,453,784	—	26,453,784
Sweden	—	25,734,382	—	25,734,382
Switzerland	—	84,998,598	—	84,998,598
Taiwan	—	5,035,733	—	5,035,733
Thailand	8,691,622	4,907,945	—	13,599,567
Turkey	—	6,993,972	—	6,993,972
United Kingdom	—	96,660,372	—	96,660,372
United States	—	39,850,653	—	39,850,653

Total	$46,881,985	$912,398,260	$—	$959,280,245

10

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Long Term Investments – 107.2%
Mortgage Backed Securities – 49.0%
Agency Collateralized Mortgage Obligations – 6.9%
CHNGE Mortgage Trust
Series 2, Class A1, 3.757%, 3/25/67 (a)(b)	641,845	$585,549
Series 4, Class A1, 6.000%, 10/25/57 (a)(b)	586,710	567,560
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	71,741	70,255
Series 3800, Class CB, 3.500%, 2/15/26	123,833	121,382
Series 3806, Class L, 3.500%, 2/15/26	430,403	421,203
Series 3877, Class LM, 3.500%, 6/15/26	266,452	260,992
Series 4961, Class JB, 2.500%, 12/15/42	195,608	174,043
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	355,619	344,676
Series 2017-105, Class ZE, 3.000%, 1/25/48	929,451	678,047
Series 2020-1, Class AC, 3.500%, 8/25/58	252,283	234,567
Series 2020-1, Class L, 2.500%, 2/25/50 (b)	1,246,009	790,013
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 7.936%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (b)	94,895	97,603
Series 2017-C01, Class 1M2, 7.136%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (b)	56,574	57,616
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class XUS, 1.221%, 7/25/41	1,195,705	110,878
Series 2021-P011, Class X1, 1.795%, 9/25/45 (b)	2,239,515	279,809
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.639%, 11/25/29 (b)	8,909,928	319,078
Series K111, Class X1, 1.572%, 5/25/30 (b)	1,448,179	129,448
Series K112, Class X1, 1.432%, 5/25/30 (b)	1,500,695	123,666
Series K113, Class X1, 1.380%, 6/25/30 (b)	2,537,467	202,672
Series K114, Class X1, 1.117%, 6/25/30 (b)	2,345,928	153,336
Series K119, Class X1, 0.931%, 9/25/30 (b)	4,962,062	272,934
Series K121, Class X1, 1.024%, 10/25/30 (b)	658,814	39,178
Series K122, Class X1, 0.882%, 11/25/30 (b)	363,999	19,207
Series K124, Class X1, 0.720%, 12/25/30 (b)	1,465,828	65,292
Series K740, Class X1, 0.756%, 9/25/27 (b)	1,292,890	38,293
Series KG03, Class X1, 1.380%, 6/25/30 (b)	3,204,154	250,056
Series KG04, Class X1, 0.852%, 11/25/30 (b)	2,416,290	122,924
Series KG05, Class X1, 0.312%, 1/25/31 (b)	2,465,000	50,691
Series KG06, Class X1, 0.532%, 10/25/31 (b)	2,297,855	82,864
Series KSG1, Class X1, 1.154%, 9/25/30 (b)	4,059,338	271,340
Series Q014, Class X, 2.794%, 10/25/55 (b)	2,119,085	395,826
FREMF Mortgage Trust
Series 2017-K64, Class B, 3.995%, 5/25/50 (a)(b)	70,000	64,874
Series 2017-K65, Class B, 4.077%, 7/25/50 (a)(b)	155,000	143,169

11

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K66, Class B, 4.037%, 7/25/27 (a)(b)	136,000	$125,477
Series 2017-K67, Class B, 3.945%, 9/25/49 (a)(b)	85,000	77,857
Series 2017-K67, Class C, 3.945%, 9/25/49 (a)(b)	100,000	90,054
Series 2017-K68, Class B, 3.843%, 10/25/49 (a)(b)	90,000	82,033
Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	35,621
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	198,174
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	57,792
Series 2017-K725, Class B, 3.905%, 2/25/50 (a)(b)	100,000	97,102
Series 2017-K726, Class B, 4.006%, 7/25/49 (a)(b)	175,000	170,274
Series 2017-K729, Class B, 3.673%, 11/25/49 (a)(b)	250,000	238,170
Series 2017-K729, Class C, 3.673%, 11/25/49 (a)(b)	90,000	84,855
Series 2018-K154, Class B, 4.023%, 11/25/32 (a)(b)	67,000	56,471
Series 2018-K77, Class B, 4.161%, 5/25/51 (a)(b)	700,000	637,559
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	496,305
Series 2018-KW07, Class B, 4.083%, 10/25/31 (a)(b)	461,000	412,111
Series 2019-100, Class C, 3.493%, 11/25/52 (a)(b)	700,000	582,809
Series 2019-K103, Class B, 3.455%, 12/25/51 (a)(b)	525,000	447,504
Series 2019-K736, Class C, 3.761%, 7/25/26 (a)(b)	400,000	363,321
Series 2019-K95, Class B, 3.921%, 8/25/52 (a)(b)	500,000	439,523
Series 2019-K95, Class C, 3.921%, 8/25/52 (a)(b)	307,000	265,456
Series 2019-K97 , Class C, 3.767%, 9/25/51 (a)(b)	204,000	175,381
Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(b)	565,000	488,939
Series 2020-K104, Class B, 3.540%, 2/25/52 (a)(b)	520,000	444,508
GCAT Trust, Series CM2, Class A1, 2.352%, 8/25/66 (a)(b)	366,183	341,881
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49 (b)	358,183	237,482
Series 2021-66, Class PY, 2.000%, 3/20/50 (b)	1,885,902	1,063,739
Series 2022-136, Class KZ, 4.000%, 8/20/52 (b)	582,461	427,070
STACR Trust, Series 2018-HRP1, Class M2, 5.236%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a)(b)	9,222	9,210

		15,685,719

Commercial Mortgage-Backed Securities – 8.4%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	696,483
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	146,830	137,936
Series 2019-BN18, Class XA, 0.894%, 5/15/62 (b)	2,126,133	92,815
Series 2019-BN24, Class XA, 0.640%, 11/15/62 (b)	5,500,606	195,159
Series 2020-BN28, Class XA, 1.779%, 3/15/63 (b)	1,922,631	190,805
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.222%, 3/15/62 (b)	2,322,499	122,766
Series 2020-B18, Class XA, 1.790%, 7/15/53 (b)	503,119	40,295
Series 2020-B22, Class XA, 1.517%, 1/15/54 (b)	883,660	78,071

12

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	60,285	$57,756
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	935,487
BX Commercial Mortgage Trust, Series AHP, Class A, 4.366%, (1 Month USD SOFR CME + 0.990%), 1/17/39 (a)(b)	1,465,000	1,409,114
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)(b)	892,000	883,444
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)(b)	375,000	371,933
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778%, 11/10/31 (a)(b)	800,000	764,441
COMM Mortgage Trust
Series 2013-WWP, Class A2, 3.424%, 3/10/31 (a)	640,000	638,625
Series 2013-WWP, Class B, 3.726%, 3/10/31 (a)	644,000	642,777
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	274,940
Series 2016-LC6, Class A4, 2.941%, 1/10/46	9,195	9,171
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	623,490
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	381,135
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	71,051
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	68,073
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	516,653
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.709%, 9/15/53 (b)	641,505	45,799
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (a)	1,030,000	823,295
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	693,191
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	811,445
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	589,269
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 6.052%, (1 Month USD-LIBOR + 2.64%), 6/15/38 (a)(b)	655,000	608,845
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	2,150,000	1,839,238
Life Mortgage Trust, Series 2021-BMR, Class D, 4.812%, (1 Month USD-LIBOR + 1.4%), 3/15/38 (a)(b)	117,956	110,853
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (b)	300,000	295,838
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	292,790
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	171,960
SLG Office Trust
Series OVA, Class B, 2.707%, 7/15/41 (a)	445,000	337,032
Series OVA, Class C, 2.851%, 7/15/41 (a)	835,000	615,782
STWD 2021-LIH Mortgage Trust, Series LIH, Class E, 6.315%, (1 Month USD-LIBOR + 2.903%), 11/15/36 (a)(b)	955,000	883,502
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,328,241
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	319,726

		18,969,226

13

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Federal Home Loan Mortgage Corporation – 0.8%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	19,428	$18,569
2.500%, 11/1/27	51,803	49,503
3.000%, 1/1/27	67,921	65,778
3.000%, 7/1/42	22,084	19,408
3.000%, 5/1/45	211,177	184,365
3.014%, (12 Month USD-LIBOR + 1.627%), 10/1/43 (b)	34,614	34,384
3.500%, 12/1/32	105,934	100,259
3.500%, 6/1/48	391,129	351,711
4.000%, 2/1/37	40,955	38,571
4.000%, 8/1/39	22,079	20,792
4.000%, 10/1/39	44,057	41,488
4.000%, 10/1/39	42,335	39,627
4.000%, 11/1/39	19,161	18,044
4.000%, 10/1/40	67,034	63,124
4.000%, 11/1/40	57,682	53,990
4.000%, 11/1/40	9,752	9,156
4.000%, 11/1/40	7,725	7,280
4.000%, 12/1/40	27,178	25,438
4.000%, 6/1/41	5,886	5,559
4.500%, 4/1/35	57,421	55,435
4.500%, 9/1/35	79,867	77,238
4.500%, 7/1/36	55,070	53,325
4.500%, 6/1/39	102,038	98,935
4.500%, 9/1/40	14,438	14,006
4.500%, 2/1/41	30,501	29,501
5.000%, 8/1/33	10,136	10,158
5.000%, 10/1/33	4,557	4,439
5.000%, 4/1/35	11,931	11,958
5.000%, 7/1/35	80,567	80,749
5.000%, 7/1/35	13,384	13,414
5.000%, 1/1/37	50,089	50,202
5.000%, 7/1/40	31,861	31,819
5.000%, 4/1/41	29,854	29,921
5.500%, 12/1/36	49,763	51,084
5.500%, 8/1/40	69,716	71,562
6.000%, 8/1/36	7,972	8,271
6.000%, 7/1/39	40,865	42,117

		1,881,180

14

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Federal National Mortgage Association – 28.4%
Federal National Mortgage Association
2.000%, 10/1/27	73,300	$69,328
2.000%, 1/1/28	65,444	61,536
2.000%, 2/1/52	4,840,357	3,857,441
2.000%, 3/1/52	4,678,222	3,744,401
2.500%, 6/1/24	43,757	42,967
2.500%, 11/1/31	46,221	43,008
2.500%, 12/1/31	13,921	12,953
2.500%, 12/1/43	107,938	90,296
2.500%, 4/1/45	120,709	100,969
2.500%, 12/1/51	5,339,715	4,395,172
2.500%, 12/1/51	3,041,363	2,504,299
2.782%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (b)	12,371	12,330
3.000%, 8/1/46	28,893	24,967
3.000%, 10/1/46	542,053	469,969
3.000%, 11/1/46	651,331	561,584
3.000%, 12/1/46	239,876	206,509
3.000%, 1/1/52	2,831,640	2,416,772
3.000%, 2/1/52	5,077,833	4,334,868
3.000%, 6/1/52	4,875,733	4,183,590
3.500%, 12/1/31	5,236	4,950
3.500%, 1/1/32	83,925	79,335
3.500%, 1/1/32	51,252	48,446
3.500%, 10/1/32	65,519	61,930
3.500%, 6/1/46	368,239	331,992
3.500%, 1/1/48	212,450	190,744
4.000%, 11/1/30	9,317	8,915
4.000%, 10/1/33	58,159	55,211
4.000%, 12/1/36	17,161	16,142
4.000%, 8/1/39	22,354	21,026
4.000%, 10/1/39	15,341	14,429
4.000%, 12/1/39	20,520	19,301
4.000%, 1/1/40	189,603	178,335
4.000%, 3/1/40	21,987	20,556
4.000%, 8/1/40	44,891	42,223
4.000%, 8/1/40	8,134	7,650
4.000%, 10/1/40	103,154	97,017
4.000%, 10/1/40	14,549	13,685
4.000%, 11/1/40	15,004	14,122
4.000%, 11/1/40	12,437	11,697
4.000%, 12/1/40	37,585	35,349
4.000%, 2/1/41	35,009	32,926
4.000%, 10/1/49	2,270,646	2,093,129
4.500%, 8/1/35	17,028	16,413

15

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Federal National Mortgage Association (Continued)
4.500%, 8/1/36	9,994	$9,632
4.500%, 8/1/38	38,820	37,554
4.500%, 3/1/39	55,407	53,633
4.500%, 9/1/39	18,245	17,678
4.500%, 2/1/40	26,388	25,567
4.500%, 8/1/40	56,335	54,582
4.500%, 1/1/41	16,943	16,416
4.500%, 9/1/41	35,144	34,051
5.000%, 10/1/39	2,110	2,104
5.500%, 8/1/37	33,489	34,283
6.000%, 12/1/35	17,987	18,236
6.000%, 3/1/36	115,333	121,506
6.000%, 6/1/36	38,092	39,318
6.000%, 8/1/37	10,755	11,039
6.000%, 3/1/38	19,584	20,296
TBA 30 Yr, 2.000%, 11/14/52 (c)	4,800,000	3,789,000
TBA 30 Yr, 2.500%, 11/10/51 (c)	6,675,000	5,470,371
TBA 30 Yr, 2.500%, 12/13/52 (c)	6,675,000	5,470,632
TBA 30 Yr, 3.500%, 11/14/52 (c)	1,700,000	1,496,066
TBA 30 Yr, 4.000%, 11/14/52 (c)	5,800,000	5,279,813
TBA 30 Yr, 4.500%, 11/14/52 (c)	6,250,000	5,865,478
TBA 30 Yr, 4.500%, 12/13/52 (c)	6,250,000	5,861,084

		64,276,821

Government National Mortgage Association – 4.5%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 11/21/52 (c)	3,500,000	2,965,703
TBA 30 Yr, 3.500%, 11/21/52 (c)	5,300,000	4,743,707
TBA 30 Yr, 4.000%, 11/21/52 (c)	1,600,000	1,475,000
TBA 30 Yr, 4.500%, 11/21/52 (c)	900,000	853,207

		10,037,617

Total Mortgage Backed Securities (Cost $121,144,209)		110,850,563

Corporate Bonds and Notes – 27.1%
Communications – 2.8%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	196,588
AT&T, Inc.
2.750%, 6/1/31	1,285,000	1,028,544
3.550%, 9/15/55	572,000	363,599
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	385,593
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,172,479

16

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Communications (Continued)
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	$54,537
3.850%, 2/1/25 (a)	10,000	9,612
eBay, Inc., 3.600%, 6/5/27	195,000	179,805
Millicom International Cellular SA, 4.500%, 4/27/31 (a)	950,000	714,510
Paramount Global
2.900%, 1/15/27	400,000	352,167
4.950%, 1/15/31	985,000	860,161
Verizon Communications, Inc., 2.355%, 3/15/32	1,000,000	757,408
Vodafone Group PLC
4.375%, 2/19/43	70,000	52,395
6.150%, 2/27/37	185,000	174,309

		6,301,707

Consumer, Cyclical – 1.1%
General Motors Co., 5.400%, 10/15/29	1,200,000	1,113,717
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	520,341
YMCA of Greater New York
2.303%, 8/1/26	765,000	671,266
Series 2020, 3.230%, 8/1/32	375,000	309,004

		2,614,328

Consumer, Non-cyclical – 7.5%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	258,729
3.829%, 8/15/28	1,115,000	1,022,500
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,160,122
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	139,533
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	649,910
CommonSpirit Health senior secured note
2.782%, 10/1/30	185,000	144,091
3.347%, 10/1/29	600,000	503,754
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	678,092
Dignity Health, 5.267%, 11/1/64	250,000	200,021
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	482,108
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	488,473
Howard University
Series 2020, 1.991%, 10/1/25	120,000	108,676
Series 2020, 2.657%, 10/1/26	100,000	90,291
Series 2020, 3.476%, 10/1/41	1,850,000	1,292,791
Series 22A, 5.209%, 10/1/52	470,000	350,439
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,063,333
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	169,959

17

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Consumer, Non-cyclical (Continued)
Mount Sinai Hospitals Group, Inc., 3.831%, 7/1/35	1,400,000	$1,168,002
Northeastern University, 5.285%, 3/1/32	100,000	99,033
Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	369,612
Ochsner LSU Health System of North Louisiana, 2.510%, 5/15/31	1,250,000	934,469
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	882,978
President & Fellows of Harvard College, 3.300%, 7/15/56	1,125,000	778,587
Royalty Pharma PLC
2.150%, 9/2/31	350,000	255,478
3.300%, 9/2/40	1,250,000	830,426
Stanford Health Care, 3.310%, 8/15/30	595,000	512,819
StoneCo, Ltd., 3.950%, 6/16/28 (d)	1,200,000	895,697
Thomas Jefferson University , 3.847%, 11/1/57	2,100,000	1,404,994

		16,934,917

Energy – 0.9%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	869,050	682,204
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (d)	1,380,000	1,265,529

		1,947,733

Financial – 9.5%
Air Lease Corp., 3.625%, 12/1/27	500,000	429,736
American International Group, Inc., 3.900%, 4/1/26	190,000	181,127
American Tower Corp.
3.375%, 5/15/24	235,000	227,758
5.000%, 2/15/24	362,000	359,901
Assicurazioni Generali SpA, 2.429%, 7/14/31 (d)	265,000	200,323
AXA SA, 8.600%, 12/15/30	400,000	461,610
Bank of America Corp.
Series MTN, 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (b)	545,000	508,654
Series MTN, 4.083%, (3 Month USD-LIBOR + 3.15%), 3/20/51 (b)	500,000	370,756
7.750%, 5/14/38	700,000	775,139
Bank of Ireland Group PLC, 6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,158,319
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	510,090
BNP Paribas SA, 3.800%, 1/10/24 (a)	245,000	238,639
Boston Properties L.P., 3.650%, 2/1/26	430,000	399,195
BPCE SA, 4.875%, 4/1/26 (a)	500,000	465,605
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	436,688
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,396,053
Citigroup, Inc.
1.678%, (SOFR + 1.667), 5/15/24 (b)	1,000,000	978,247
2.561%, (SOFR + 1.167), 5/1/32 (b)	500,000	381,209
3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (b)	475,000	456,182
4.412%, (SOFR + 3.914), 3/31/31 (b)	750,000	668,403

18

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Financial (Continued)
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	$912,292
Crown Castle International Corp., 3.700%, 6/15/26	300,000	278,652
Discover Financial Services, 3.750%, 3/4/25	325,000	307,167
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	713,932
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	3,114,017
Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	99,353
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200), 10/20/32 (b)	1,000,000	752,874
Series GMTN, 2.699%, (SOFR + 1.143), 1/22/31 (b)	640,000	512,754
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	155,203
Prologis L.P., 3.250%, 10/1/26	165,000	153,084
Regency Centers L.P., 3.750%, 6/15/24	300,000	290,121
Reinsurance Group of America, Inc., 4.700%, 9/15/23	164,000	163,256
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	534,361
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,315,649
U.S. Bancorp, Series MTN, 3.600%, 9/11/24	493,000	479,743
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	702,589
Ventas Realty L.P., 3.500%, 2/1/25	500,000	474,819
Yuzhou Group Holdings Co., Ltd., 6.350%, 1/13/27 (d)	255,000	9,958

		21,573,458

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,302,531

		2,302,531

Industrial – 0.9%
HTA Group, Ltd., 7.000%, 12/18/25 (d)	500,000	441,250
Klabin Austria GmbH, 5.750%, 4/3/29 (a)	905,000	848,972
Nature Conservancy (The), Series A, 1.154%, 7/1/27	430,000	365,235
WRKCo, Inc., 3.000%, 9/15/24	375,000	356,194

		2,011,651

Technology – 1.5%
Apple, Inc.
2.650%, 5/11/50	300,000	187,276
2.800%, 2/8/61	1,200,000	709,726
Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	173,750
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	579,926
4.150%, 11/15/30	1,200,000	1,032,704
Microsoft Corp., 3.041%, 3/17/62	1,000,000	650,017

		3,333,399

19

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Utilities – 1.9%
Aegea Finance Sarl, 6.750%, 5/20/29 (a)	1,200,000	$1,106,400
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	468,952
EDP Finance B.V., 1.710%, 1/24/28 (a)	1,300,000	1,025,993
Interchile SA, 4.500%, 6/30/56 (a)	1,315,000	953,294
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (a)	925,000	780,626

		4,335,265

Total Corporate Bonds and Notes (Cost $74,891,165)		61,354,989

U.S. Government Agency Obligations – 14.3%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,036,960
2.780%, 11/2/37	1,800,000	1,350,308
3.430%, 4/6/45	1,000,000	730,178
3.660%, 3/7/44	974,000	745,189
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,563,671
2.375%, 3/14/25	2,710,000	2,573,813
3.250%, 11/16/28	5,000,000	4,716,047
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000	5,237,813
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,208,344
0.875%, 8/5/30	8,000,000	6,141,545
5.625%, 7/15/37	2,000,000	2,168,165

Total U.S. Government Agency Obligations (Cost $39,267,569)		32,472,033

Municipal Bonds – 8.1%
Chicago Transit Authority Sales Tax Receipts Fund, 3.912%, 12/1/40	260,000	203,389
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	784,828
Commonwealth of Massachusetts, 4.110%, 7/15/31	1,850,000	1,766,082
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	380,779
County of Riverside, CA
2.963%, 2/15/27	670,000	608,624
3.070%, 2/15/28	670,000	598,135
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	306,737
4.125%, 7/1/27	425,000	398,557
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	720,899
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	665,100
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	163,744
5.000%, 7/1/25	135,000	133,240
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 3.968%, 7/1/27	205,000	190,436

20

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*		Value
Municipal Bonds (Continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000		$99,644
Massachusetts Educational Financing Authority
1.921%, 7/1/27	615,000		520,267
2.305%, 7/1/29	1,000,000		807,199
2.306%, 7/1/25	200,000		183,925
3.911%, 7/1/25	125,000		119,852
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000		458,530
Metropolitan Transportation Authority, 5.175%, 11/15/49	855,000		718,521
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000		716,153
New York Transportation Development Corp., 4.248%, 9/1/35	500,000		470,730
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000		439,037
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000		112,701
5.450%, 8/15/28	770,000		663,082
Oklahoma State University, 3.427%, 9/1/36	100,000		78,120
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000		659,100
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	271,000		266,805
Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/37	665,000		570,484
Redevelopment Authority of the City of Philadelphia
2.239%, 9/1/29	145,000		120,942
2.339%, 9/1/30	1,000,000		816,919
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000		519,022
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL) (b)	99,189		99,637
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	80,000		80,498
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000		409,842
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000		337,647
Sustainable Energy Utility, Inc., 2.344%, 9/15/29	900,000		756,341
University of Virginia, 4.179%, 9/1/17	1,000,000		712,331
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000		79,622
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	100,000		98,761
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000		261,555
4.190%, 8/15/55	190,000		129,101

Total Municipal Bonds (Cost $22,226,118)			18,226,918

Foreign Government & Agency Securities – 4.9%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	607,629
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	591,551

21

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*		Value
Foreign Government & Agency Securities (Continued)
City of Vancouver, 2.300%, 11/5/31	1,750,000	CAD	$1,114,351
Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		725,644
Japan Treasury Discount Bill, 0.000%, 11/7/22	175,000,000	JPY	1,177,402
Japan Treasury Discount Bill, 0.000%, 11/21/22	481,000,000	JPY	3,236,370
Japan Treasury Discount Bill, 0.000%, 3/10/23	500,000,000	JPY	3,365,710
Republic of Chile, 0.830%, 7/2/31 (b)	324,000	EUR	234,467

Total Foreign Government & Agency Securities (Cost $12,195,608)			11,053,124

Senior Floating Rate Interests – 2.0%
Communication Services – 0.3%
Charter Communications Operating LLC 2019 Term Loan B2, 5.510%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (b)	281,619		276,925
Go Daddy Operating Company LLC 2021 Term Loan B4, 5.754%, (1 mo. USD LIBOR + 2.000%), 8/10/27 (b)	303,025		298,777
Xplornet Communications, Inc. 2021 Term Loan, 7.754%, (1 mo. USD LIBOR + 4.000%), 10/2/28 (b)	167,552		144,811

			720,513

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 5.754%, (1 mo. USD LIBOR + 2.000%), 1/15/27 (b)	210,963		207,090
Crocs, Inc. Term Loan B, 7.203%, (3 mo. USD SOFR CME + 3.500%), 2/20/29 (b)	197,500		190,587

			397,677

Consumer Staples – 0.6%
Biogroup-LCD 2021 EUR Term Loan B, 3.027%, (3 mo. EUR Euribor + 2.750%), 2/9/28 (b)	465,000	EUR	415,540
Boels Topholding BV 2021 EUR Term Loan B, 3.571%, (3 mo. EUR Euribor + 3.250%), 2/6/27 (b)	400,000	EUR	375,277
Insulet Corp. Term Loan B, 7.004%, (1 mo. USD LIBOR + 3.250%), 5/4/28 (b)	261,687		256,617
Verisure Holding AB 2021 EUR Term Loan, 3.473%, (6 mo. EUR EURIBOR + 3.250%), 3/27/28 (b)	300,000	EUR	278,529

			1,325,963

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 7.077%, (3 mo. USD SOFR CME + 3.000%), 6/15/25 (b)	172,350		165,294
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 7.254%, (1 mo. USD LIBOR + 3.500%), 5/30/25 (b)	383,461		354,821
USI, Inc. 2017 Repriced Term Loan, 6.424%, (3 mo. USD LIBOR + 2.750%), 5/16/24 (b)	166,250		164,397

			684,512

Industrials – 0.1%
Avient Corp. Term Loan B, 7.344%, (3 mo. USD SOFR CME + 3.250%), 8/29/29 (b)	100,000		99,675
Zephyr German BidCo GmbH EUR Term Loan B1, 4.216%, (3 mo. EUR Euribor + 3.400%), 3/10/28 (b)	100,000	EUR	91,340

			191,015

22

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Information Technology – 0.5%
Athenahealth, Inc.
2022 Delayed Draw Term Loan 3.500%, 2/15/29 (b)(e)	57,971	$52,917
2022 Term Loan B 6.967%, (1 mo. USD SOFR CME + 3.500%), 2/15/29 (b)	341,174	311,428
DCert Buyer, Inc. 2019 Term Loan B, 6.903%, (3 mo. USD LIBOR + 4.000%), 10/16/26 (b)	384,903	371,816
SS&C European Holdings S.A.R.L. 2018 Term Loan B4, 5.504%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	37,018	36,301
SS&C Technologies, Inc. 2018 Term Loan B3, 5.504%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	45,601	44,717
Zelis Healthcare Corporation 2021 Term Loan, 7.254%, (1 mo. USD LIBOR + 3.500%), 9/30/26 (b)	464,342	458,393

		1,275,572

Total Senior Floating Rate Interests (Cost $5,100,182)		4,595,252

Asset Backed Securities – 1.2%
CoreVest American Finance Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	77,617
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	511,293	497,405
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	339,647	326,981
Series 2022-1A, 4.220%, 5/17/27 (a)	1,042,952	1,010,892
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	136,091	113,082
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(f)	500,000	481,929
Tricolor Auto Securitization Trust
Series 2021-1A, 0.740%, 4/15/24 (a)	24,853	24,780
Series 2022-1A, 3.300%, 2/18/25 (a)	246,269	242,834

Total Asset Backed Securities (Cost $2,899,917)		2,775,520

Convertible Bonds – 0.4%
Consumer Discretionary – 0.1%
Etsy, Inc.
0.125%, 10/1/26	110,000	141,460
0.125%, 9/1/27	50,000	43,405

		184,865

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	226,423
Insulet Corp., 0.375%, 9/1/26	195,000	250,185

		476,608

Technology – 0.1%
Square, Inc., 0.125%, 3/1/25	215,000	200,353

		200,353

Total Convertible Bonds (Cost $1,197,376)		861,826

23

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

	Principal
Security	Amount*	Value
Preferred Stocks – 0.2%
Health Care – 0.2%
Becton Dickinson and Co., Series B, 6.000%, 6/1/23	5,000	$243,700
Danaher Corp., 5.000%, 4/15/23	170	223,123

		466,823

Total Preferred Stocks (Cost $548,610)		466,823

Total Long Term Investments (Cost $279,470,754)		242,657,048

Short Term Investments – 6.6%
U.S. Government Agency Obligations – 6.6%
Federal Home Loan Bank Discount Notes
0.000%, 11/9/22	5,000,000	4,995,890
0.000%, 12/9/22	5,000,000	4,979,596
0.000%, 12/30/22	5,000,000	4,968,355

Total Short Term Investments (Cost $14,930,594)		14,943,841

Total Investments–113.8% (Cost $294,401,348)		257,600,889
Less Unfunded Loan Commitments — (0.0)% (g)		(52,917)

Net Investments—113.8% (Cost $294,343,377)		257,547,972
Other Liabilities, less assets – (13.8)%		(31,193,324)

Net Assets – 100.0%		$226,354,648

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities was $43,200,202, representing 19.1% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $2,812,757 or 1.2% of the Fund’s net assets.

(e)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2022, the total value of unfunded loan commitments is $57,971.

(f)	Step coupon bond.
(g)	Amount is less than 0.05%.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

NATL — National Public Finance Guarantee Corporation

24

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

25

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

At October 31, 2022, the Fund had the following forward currency contracts outstanding.

						Unrealized
			Settlement			Appreciation
Currency Bought	Currency Sold	Counterparty	Date	Quantity	Value	(Depreciation)
United States Dollar	Canadian Dollar	Toronto Dominion Bank	12/21/22	3,242,000	$2,378,109	$60,466
United States Dollar	Euro Currency	Morgan Stanley & Co. Inc.	11/30/22	1,448,000	1,433,965	11,848
United States Dollar	Euro Currency	Morgan Stanley & Co. Inc.	12/21/22	418,000	414,820	4,946
United States Dollar	Japanese Yen	Barclays Bank PLC	11/7/22	175,000,000	1,178,011	39,116
United States Dollar	Japanese Yen	Bank Of America, N.A.	11/21/22	481,000,000	3,242,877	142,316
United States Dollar	Japanese Yen	Toronto Dominion Bank	3/10/23	500,000,000	3,423,457	133,894

						$392,586

At October 31, 2022, the Fund had the following future contracts outstanding.

					Unrealized
		Notional			Appreciation
Description	Number of Contracts	Amount	Value	Expiration Date	(Depreciation)
10-Year Canadian Government Bond (Long)	12	$1,200,000	$1,082,336	12/19/22	$1,001
Euro-Bund (Short)	4	(400,000)	(547,309)	12/8/22	27,038
Euro-Buxl (Short)	15	(1,500,000)	(2,138,098)	12/8/22	164,488
10-Year Australian Government Bond (Long)	56	5,600,000	4,242,732	12/15/22	(35,944)

					$156,583

At October 31, 2022, the Fund had the following centrally cleared interest rate swap contracts outstanding.

					Upfront
					Premiums	Unrealized
	Counterparty/		Notional		Paid	Appreciation
Description	Exchange	Expiration Date	Amount	Value	(Received)	(Depreciation)
Pay Fixed rate annually 1.167% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/28	$7,085,000	$996,104	$804,900	$191,204
Pay Fixed rate annually 1.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/31	3,015,000	522,047	(43,031)	565,078
Receive Fixed rate annually 0.821% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/26	9,835,000	(1,102,542)	(50,159)	(1,052,382)
Receive Fixed rate annually 1.060% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/25	3,000,000	(228,217)	(1,743)	(226,474)
Pay Fixed rate annually 2.660% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/32	9,455,000	885,094	194,587	690,507
Receive Fixed rate annually 2.030% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/52	1,065,000	(275,672)	(16,067)	(259,605)

26

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

					Upfront
					Premiums	Unrealized
	Counterparty/		Notional		Paid	Appreciation
Description	Exchange	Expiration Date	Amount	Value	(Received)	(Depreciation)
Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/42	1,590,000	(242,070)	(9,228)	(232,842)
Receive Fixed rate annually 2.470% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/52	775,000	(139,165)	(501)	(138,664)
Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/24	11,265,000	(359,990)	(3,015)	(356,975)
Pay Fixed rate annually 3.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/42	330,000	33,455	29,963	3,492
Receive Fixed rate annually 2.690% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/15/52	2,215,000	(308,849)	(240,139)	(68,710)
Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	9,795,000	796,168	11,206	784,962
Pay Fixed rate annually 3.130% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/52	1,285,000	74,064	75,619	(1,555)
Receive Fixed rate annually 4.090% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/24	30,395,000	(270,203)	(135,331)	(134,872)
Receive Fixed rate annually 3.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/29	6,262,000	(131,136)	(6,390)	(124,746)

					$610,671	$(361,582)

At October 31, 2022, the Fund had the following centrally cleared credit default swap contracts outstanding.

					Upfront
					Premiums	Unrealized
	Counterparty/	Expiration	Notional		Paid	Appreciation
Description	Exchange	Date	Amount (a)	Value (b)	(Received)	(Depreciation)
Sell Protection (c):
iTraxx Europe Crossover, Series 38, Version1, 5 Year Index(EUR), Fixed Rate 5.000% (d)	Morgan Stanley/ICE	12/20/27	$2,455,000	$(52,563)	$(91,574)	$39,011

					$(91,574)	$39,011

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

27

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2022 (Unaudited)

(c)

If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d)	Ratings of Moody’s/S&P - B1/BB-

Abbreviations

LCH — London Clearing House

ICE — Intercontinental Exchange

See Notes to Portfolio of Investments

28

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2022 (Unaudited)

1.ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

At least annually, Domini Impact Investments LLC (Domini) reviews and performs due diligence with respect to the pricing methodologies employed by any independent pricing service approved by the Fund’s Board of Trustees and utilized on behalf of the Funds. As part of this due diligence, Domini reviews each pricing service provider’s policies, procedures, and quality controls. Domini also tests certain valuations provided by the Fund’s pricing services with those received from other vendors, if available, and performs back testing, as applicable. Domini provides an annual due diligence report to the Fund’s Board of Trustees including its determination of whether the pricing methodology employed by such pricing service requires adjustments.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

29

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2022 (Unaudited)

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$—	$110,850,563	$—	$110,850,563
Corporate Bonds and Notes	—	61,354,989	—	61,354,989
U.S. Government Agency Obligations	—	32,472,033	—	32,472,033
Municipal Bonds	—	18,226,918	—	18,226,918
Foreign Government & Agency Securities	—	11,053,124	—	11,053,124
Senior Floating Rate Interests	—	4,595,252	—	4,595,252
Asset Backed Securities	—	2,775,520	—	2,775,520
Convertible Bonds	—	861,826	—	861,826
Preferred Stocks	466,823	—	—	466,823

Total Long Term Investments	$466,823	$242,190,225	$—	$242,657,048

Short Term Investments in Securities:
U.S. Government Agency Obligations	—	14,943,841	—	14,943,841

Total Short Term Investments	$—	$14,943,841	$—	$14,943,841

Total Investment in Securities	$466,823	$257,134,066	$—	$257,600,889

Other Financial Instruments:
Forward Currency Contracts	—	392,586	—	392,586
Futures		192,527	—	192,527
Credit Default Swap - CCP-	—	39,011	—	39,011
Interest Rate Swap - CCP-	—	2,235,243	—	2,235,243

Total Other Financial Instruments	$—	$2,859,367	$—	$2,859,367

Liabilities:
Other Financial Instruments:
Futures	—	(35,944)	—	(35,944)
Interest Rate Swap - CCP	—	(2,596,825)	—	(2,596,825)
Unfunded Loans	—	(5,054)	—	(5,054)

Total Other Financial Instruments	$—	$(2,637,823)	$—	$(2,637,823)

30